Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
SEGMENT INFORMATION [Abstract]
Segment Operating Information by Segment

Year Ended December 31, 2018

(US$ in thousands)

	Online Game	Platform Channel	Cinema Advertising	Eliminations and adjustments	Consolidated
Revenues (1):
Online game	389,790	—	—	—	389,790
Online advertising	—	19,988	—	(291)	19,697
Cinema advertising	—	—	76,775	(6,573)	70,202
IVAS	—	6,074	—	—	6,074

Total revenues	389,790	26,062	76,775	(6,864)	485,763
Cost of revenues:
Online game	61,014	—	—	—	61,014
Online advertising	—	5,204	—	—	5,204
Cinema advertising	—	—	89,233	—	89,233
IVAS	—	5,408	—	—	5,408
SBC (2) in cost of revenues	(31)	—	—	—	(31)

Total cost of revenues	60,983	10,612	89,233	—	160,828

Gross profit/(loss)	328,807	15,450	(12,458)	(6,864)	324,935
Operating expenses:
Product development	119,560	7,033	—	—	126,593
Sales and marketing	39,026	2,350	20,288	(6,864)	54,800
General and administrative	24,347	4,310	4,965	—	33,622
Goodwill impairment and impairment of acquired intangibles via acquisition of businesses	—	16,369	—	—	16,369
SBC (2) in operating expenses	(6,430)	—	—	—	(6,430)

Total operating expenses	176,503	30,062	25,253	(6,864)	224,954

Operating profit/(loss)	152,304	(14,612)	(37,711)	—	99,981
Interest income	34,397	6	6	—	34,409
Foreign currency exchange gain/(loss)	1,474	(154)	—	—	1,320
Interest expense	(10,197)	—	—	—	(10,197)
Other income/(expense), net	23,446	(10)	(557)	—	22,879

Income/(loss) before income tax expense	201,424	(14,770)	(38,262)	—	148,392
Income tax expense	64,467	—	—	—	64,467

Net income/(loss)	136,957	(14,770)	(38,262)	—	83,925
Less: Net loss attributable to the non-controlling interest	(42)	(365)	—	—	(407)

Net income/(loss) attributable to Changyou.com Limited	136,999	(14,405)	(38,262)	—	84,332

Year Ended December 31, 2017

(US$ in thousands)

	Online Game	Platform Channel	Cinema Advertising	Eliminations and adjustments	Consolidated
Revenues (1):
Online game	443,625	5,908	—	—	449,533
Online advertising	—	25,311	—	(182)	25,129
Cinema advertising	—	—	91,419	—	91,419
IVAS	—	14,180	—	—	14,180

Total revenues	443,625	45,399	91,419	(182)	580,261
Cost of revenues:
Online game	61,837	864	—	—	62,701
Online advertising	—	6,660	—	—	6,660
Cinema advertising	—	—	84,944	—	84,944
IVAS	—	9,408	—	—	9,408
SBC (2) in cost of revenues	73	—	—	—	73

Total cost of revenues	61,910	16,932	84,944	—	163,786

Gross profit	381,715	28,467	6,475	(182)	416,475
Operating expenses:
Product development	112,886	11,983	—	—	124,869
Sales and marketing	34,389	2,876	22,622	(182)	59,705
General and administrative	29,055	4,330	3,833	—	37,218
Goodwill impairment and impairment of acquired intangibles via acquisition of businesses	—	86,882	—	—	86,882
SBC (2) in operating expenses	17,296	24	—	—	17,320

Total operating expenses	193,626	106,095	26,455	(182)	325,994

Operating profit/(loss)	188,089	(77,628)	(19,980)	—	90,481
Interest income	32,203	116	—	—	32,319
Foreign currency exchange loss	(5,007)	(189)	—	—	(5,196)
Interest expense	(4,372)	—	—	—	(4,372)
Other income/(expense), net	7,974	1,439	(39)	—	9,374

Income/(loss) before income tax expense	218,887	(76,262)	(20,019)	—	122,606
Income tax expense	40,252	3	512	—	40,767

Net income/(loss)	178,635	(76,265)	(20,531)	—	81,839
Less: Net income/(loss) attributable to the non-controlling interest	4	(26,999)	—	—	(26,995)

Net income/(loss) attributable to Changyou.com Limited	178,631	(49,266)	(20,531)	—	108,834

Year Ended December 31, 2016

(US$ in thousands)

	Online Game	Platform Channel	Cinema Advertising	Eliminations and adjustments	Consolidated
Revenues:
Online game	380,537	15,171	—	—	395,708
Online advertising	—	39,409	—	—	39,409
Cinema advertising	—	—	68,542	—	68,542
IVAS	—	21,726	—	—	21,726

Total revenues	380,537	76,306	68,542	—	525,385
Cost of revenues:
Online game	94,900	1,240	—	—	96,140
Online advertising	—	10,104	—	—	10,104
Cinema advertising	—	—	45,959	—	45,959
IVAS	—	13,576	—	—	13,576
SBC (2) in cost of revenues	31	—	—	—	31

Total cost of revenues	94,931	24,920	45,959	—	165,810

Gross profit	285,606	51,386	22,583	—	359,575
Operating expenses:
Product development	97,990	20,748	—	—	118,738
Sales and marketing	26,898	12,720	16,353	—	55,971
General and administrative	36,032	6,070	3,540	—	45,642
SBC (2) in operating expenses	8,301	70	—	—	8,371

Total operating expenses	169,221	39,608	19,893	—	228,722

Operating profit	116,385	11,778	2,690	—	130,853
Interest income	21,562	67	—	(139)	21,490
Foreign currency exchange gain	4,905	203	—	—	5,108
Interest expense	(4,321)	(139)	—	139	(4,321)
Other income, net	13,964	1,378	181	—	15,523

Income before income tax expense	152,495	13,287	2,871	—	168,653
Income tax expense/(credit)	23,689	161	(2,267)	—	21,583

Net income	128,806	13,126	5,138	—	147,070
Less: Net income attributable to the non-controlling interest	—	2,123	—	—	2,123

Net income attributable to Changyou.com Limited	128,806	11,003	5,138	—	144,947

Note (1):

The intra-group elimination for segment revenues mainly consists of sales and marketing services provided by the platform channel business and the cinema advertising business to the online game business.

Note (2):	“SBC”stands for share-based compensation expense/(benefit).